Shareholders' Equity - Schedule of Preferred Shares Issued and Outstanding (Details) - CAD ($) $ in Millions			12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock
Preferred stock, value			$ 7,456	$ 6,949
Series C
Class of Stock
Share issuance costs, net of taxes	$ (5)
Preferred shares, loss recognized on redemption	74
Realized gain on foreign exchange forward contracts	$ 69
Series K
Class of Stock
Preferred shares, loss recognized on redemption		$ 10
Preferred shares
Class of Stock
Preferred stock, shares			24,000,000	44,000,000
Preferred stock, value			$ 586	$ 1,076
Share issuance costs, net of taxes			$ (14)	$ (30)
Preferred shares | Series A
Class of Stock
Preferred stock, shares			6,746,679	6,746,679
Preferred stock, value			$ 169	$ 169
Preferred shares | Series B
Class of Stock
Preferred stock, shares			1,253,321	1,253,321
Preferred stock, value			$ 31	$ 31
Preferred shares | Series C
Class of Stock
Preferred stock, shares			0	8,000,000
Preferred stock, value			$ 0	$ 206
Preferred shares | Series E
Class of Stock
Preferred stock, shares			8,000,000	8,000,000
Preferred stock, value			$ 200	$ 200
Preferred shares | Series G
Class of Stock
Preferred stock, shares			6,885,823	6,885,823
Preferred stock, value			$ 172	$ 172
Preferred shares | Series H
Class of Stock
Preferred stock, shares			1,114,177	1,114,177
Preferred stock, value			$ 28	$ 28
Preferred shares | Series K
Class of Stock
Preferred stock, shares			0	12,000,000
Preferred stock, value			$ 0	$ 300